Bank Indebtedness - Additional Information (Detail) $ in Millions		1 Months Ended	12 Months Ended
	Nov. 30, 2018 CAD ($)	May 31, 2023 CAD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	May 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Nov. 30, 2018 USD ($)
Disclosure Of Bank Indebtedness [Line Items]
Current secured bank loans outstanding			$ 300,000				$ 1,900,000	$ 1.4
Secured Asset Based Revolving Credit Facility [Member]
Disclosure Of Bank Indebtedness [Line Items]
Proceeds from non-current borrowings			300,000	$ 0.2
Libor [Member] | Floating interest rate [member] | Secured Asset Based Revolving Credit Facility [Member]
Disclosure Of Bank Indebtedness [Line Items]
Line of credit maximum borrowing capacity									$ 250.0
Debt instrument unused borrowing capacity			347,100,000		$ 256.2		279,200,000	206.3
Letters of credit outstanding and borrowing base reserves			$ 59,100,000		$ 43.6		57,300,000	$ 42.3
SOFR [Member] | Floating interest rate [member] | Secured Asset Based Revolving Credit Facility [Member] | Major Borrowings Transactions [Member]
Disclosure Of Bank Indebtedness [Line Items]
Borrowings maturity			May, 2028	May, 2028
Borrowings, interest rate basis			Secured Overnight Financing Rate (“SOFR”) plus a credit spread adjustment of 10 basis points plus an applicable margin, which varies depending on usage.	Secured Overnight Financing Rate (“SOFR”) plus a credit spread adjustment of 10 basis points plus an applicable margin, which varies depending on usage.
SOFR [Member] | Floating interest rate [member] | Secured Asset Based Revolving Credit Facility [Member] | Major Borrowings Transactions [Member] | Bottom of range [member]
Disclosure Of Bank Indebtedness [Line Items]
Line of credit maximum borrowing capacity						$ 250.0
SOFR [Member] | Floating interest rate [member] | Secured Asset Based Revolving Credit Facility [Member] | Major Borrowings Transactions [Member] | Top of range [member]
Disclosure Of Bank Indebtedness [Line Items]
Line of credit maximum borrowing capacity						$ 300.0
Other Non Current Assets [Member] | Libor [Member] | Floating interest rate [member] | Secured Asset Based Revolving Credit Facility [Member]
Disclosure Of Bank Indebtedness [Line Items]
Debt issuance costs incurred	$ 7,000,000
Unamortized debt issuance costs			$ 1,400,000				$ 900,000
Other Non Current Assets [Member] | Libor [Member] | Floating interest rate [member] | Secured Asset Based Revolving Credit Facility [Member] | Additional Borrowing Cost [Member]
Disclosure Of Bank Indebtedness [Line Items]
Debt issuance costs incurred		$ 1,700,000